Note 23 - Parenthetical Information Other Amortizing Intangible Assets (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Parenthetical Information Other Amortizing Intangible Assets [Line Items]
Impairment losses	€ 0	€ 0	€ 0
of which: Impairments of purchased Software	0
of which: impairments related to self-developed software	0	0	0
of which: Impairment of an amortizing customer-related intangible asset	0
Decrease of amortizing other intangible assets, net	161	1,100
Mainly driven by [Abstract]
Amortization expenses	1,000	1,300
Of which: scheduled consumption of capitalized software	1,000	1,200	1,100
Of which: impairment of current platform software and software under construction	50	937
Of which: Additions to internally generated intangible assets	1,100	1,000	1,200
Of which: Negative exchange rate changes	€ 112
Of which: Positive exchange rate changes		€ 26	46
Offsetting amortization expenses			1,100
Increase of amortizing other intangible assets, net			171
Impairment of self-developed software			€ 42